INVESTMENTS - Net Unrealized Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 7,483	$ 11,643	$ 11,565
Ending balance	(1,074)	7,483	11,643
Valuation allowance	1,489
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Net Unrealized Gains (Losses) on Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	4,462	8,230	3,084
Net investment gains (losses) arising during the period	(14,456)	(2,902)	5,953
Included in net income (loss)	885	(835)	(802)
Other		(31)
Ending balance	(9,116)	4,462	8,230
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Net Unrealized Gains (Losses) on Investments | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		0
Ending balance			0
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | DAC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	(466)	(826)
Impact of net unrealized investment gains (losses)	0	0	360
Ending balance	0	0	(466)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | DAC | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		466
Ending balance			466
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Policyholders’ Liabilities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(703)	(1,814)	(192)
Impact of net unrealized investment gains (losses)	724	686	(1,623)
Ending balance	21	(703)	(1,814)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Policyholders’ Liabilities | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		426
Ending balance			426
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Deferred Income Tax Asset (Liability)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(790)	(1,250)	(433)
Other	(1,489)
Impact of net unrealized investment gains (losses)	2,698	460	(818)
Ending balance	420	(790)	(1,250)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	2,969	4,700	1,633
Net investment gains (losses) arising during the period	(14,456)	(2,902)	5,953
Included in net income (loss)	885	(835)	(802)
Other	(1,489)	(31)
Impact of net unrealized investment gains (losses)	3,422	1,146	(2,081)
Ending balance	(8,675)	2,969	4,700
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses) | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		892
Ending balance			892
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Excluding Credit Losses | Net Unrealized Gains (Losses) on Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	4,462	8,235
Ending balance	(9,109)	4,462	8,235
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Excluding Credit Losses | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	2,970	4,703
Ending balance	(8,669)	2,970	4,703
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Including Credit Losses | Net Unrealized Gains (Losses) on Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	(5)
Ending balance	(7)	0	(5)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Including Credit Losses | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(1)	(3)
Ending balance	(6)	(1)	(3)
Fixed Maturities, AFS | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Excluding Credit Losses | DAC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	(466)
Ending balance	0	0	(466)
Fixed Maturities, AFS | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Excluding Credit Losses | Policyholders’ Liabilities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(702)	(1,815)
Ending balance	21	(702)	(1,815)
Fixed Maturities, AFS | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Excluding Credit Losses | Deferred Income Tax Asset (Liability)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(790)	(1,251)
Ending balance	419	(790)	(1,251)
Fixed Maturities, AFS | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Including Credit Losses | DAC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0
Ending balance	0	0	0
Fixed Maturities, AFS | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Including Credit Losses | Policyholders’ Liabilities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(1)	1
Ending balance	0	(1)	1
Fixed Maturities, AFS | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net Unrealized Gains (Losses) On Investments Including Credit Losses | Deferred Income Tax Asset (Liability)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	1
Ending balance	$ 1	$ 0	$ 1